Net Contributions (Withdrawals) by Contract Owners	12 Months Ended
Dec. 31, 2017
Net Contributions Withdrawals By Contract Owners [Abstract]
Net Contributions (Withdrawals) by Contract Owners
Net Contributions (Withdrawals) by Contract Owners
Net contributions (withdrawals) by contract owners(1) for the Real Property Account by product for the years ended December 31, 2017, 2016 and 2015 were as follows:

December 31, 2017	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Contract owner net payments	$636	$2,544,753	$—	$2,545,389
Policy loans	—	(974,618)	—	(974,618)
Policy loan repayments and interest	—	1,391,042	—	1,391,042
Surrenders, withdrawals and death benefits	(237,974)	(4,048,771)	—	(4,286,745)
Net transfers from/(to) other subaccounts or fixed rate option	(25,448)	(297,235)	—	(322,683)
Miscellaneous transactions	—	256	—	256
Administrative and other charges	(458)	(1,616,605)	—	(1,617,063)
	$(263,244)	$(3,001,178)	$—	$(3,264,422)

December 31, 2016	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Contract owner net payments	$25,539	$2,698,189	$—	$2,723,728
Policy loans	—	(1,054,588)	—	(1,054,588)
Policy loan repayments and interest	—	1,345,089	—	1,345,089
Surrenders, withdrawals and death benefits	(272,041)	(2,980,721)	—	(3,252,762)
Net transfers from/(to) other subaccounts or fixed rate option	21,244	700,482	—	721,726
Miscellaneous transactions	—	5,091	—	5,091
Administrative and other charges	(545)	(1,756,453)	—	(1,756,998)
	$(225,803)	$(1,042,911)	$—	$(1,268,714)

December 31, 2015	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Contract owner net payments	$18,703	$2,709,541	$—	$2,728,244
Policy loans	—	(1,107,759)	—	(1,107,759)
Policy loan repayments and interest	—	1,425,891	—	1,425,891
Surrenders, withdrawals and death benefits	(122,477)	(2,718,901)	—	(2,841,378)
Net transfers from/(to) other subaccounts or fixed rate option	103,422	676,078	—	779,500
Miscellaneous transactions	13	11,857	—	11,870
Administrative and other charges	(826)	(1,664,127)	—	(1,664,953)
	$(1,165)	$(667,420)	$—	$(668,585)

(1) Certain prior period contract owner transaction amounts have been reclassified to conform to the current period’s presentation.